Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Components Of The Corporation's Deferred Tax Assets And Liabilities

December 31 (In thousands)	2011	2010
Deferred tax assets:
Allowance for loan losses	$23,956	$52,418
Accumulated other comprehensive loss – Interest rate swap	296	572
Accumulated other comprehensive loss – pension plan	11,283	8,576
Intangible assets	1,523	2,156
Deferred compensation	3,733	4,123
OREO devaluations	6,364	7,171
State net operating loss carryforwards	-	2,812
Other	5,220	4,988
Loans held for sale fair value adjustment	4,585	-
Tax credit carryforwards	1,269	-
Valuation allowance	-	(1,491)
Total deferred tax assets	$58,229	$81,325
Deferred tax liabilities:
Accumulated other comprehensive income – Unrealized gains on securities	$6,824	$8,142
Deferred investment income	10,199	10,199
Pension plan	21,567	16,835
Mortgage servicing rights	3,255	3,671
Purchase accounting adjustments	943	2,150
Other	2,006	2,176
Total deferred tax liabilities	$44,794	$43,173
Net deferred tax assets	$13,435	$38,152

Components Of The Provision For Federal And State Income Taxes

December 31, (In thousands)	2011	2010	2009
Currently payable
Federal	$5,949	$26,130	$32,148
State	-	109	(273)

Deferred
Federal	22,378	(8,333)	(6,745)
State	8,382	(3,564)	(2,187)

Valuation allowance
Federal	-	-	-
State	(2,294)	2,294	-
Total	$34,415	$16,636	$22,943

Reconciliation Of Federal Income Tax Expense

December 31	2011	2010	2009

Statutory federal corporate tax rate	35.0%	35.0%	35.0%
Changes in rates resulting from:
Tax exempt interest income, net of disallowed interest	(1.0)%	(1.7)%	(1.3)%
Bank owned life insurance	(1.5)%	(2.3)%	(1.8)%
Tax credits (low income housing)	(5.2)%	(6.7)%	(4.8)%
State income tax expense, net of federal benefit	4.7%	(3.0)%	(1.6)%
Valuation allowance, net of federal benefit	(1.3)%	2.0%	-
Other	(1.2)%	(1.0)%	(1.9)%
Effective tax rate	29.5%	22.3%	23.6%

Reconciliation Of The Beginning And Ending Amount Of Unrecognized Tax Benefits

(In thousands)	2011	2010	2009
January 1 Balance	$477	$595	$783
Additions based on tax positions related to the current year	70	69	64
Additions for tax positions of prior years	1	7	----
Reductions for tax positions of prior years	(3)	(131)	(189)
Reductions due to statute of limitations	(60)	(63)	(63)
December 31 Balance	$485	$477	$595